Consolidated Statement of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Of Comprehensive Income [Line Items]
Gains / (losses) on defined benefit plans, before tax	$ (53)	$ (103)
Swiss defined benefit plans
Statement Of Comprehensive Income [Line Items]
Gains / (losses) on defined benefit plans, before tax	$ 30	$ (56)